
                                                             --------------------------
                                                                     OMB APPROVAL
                                  UNITED STATES              --------------------------
                       SECURITIES AND EXCHANGE COMMISSION    OMB Number:      3235-0058
                              Washington, DC 20549           Expires:  January 31, 2005
                                                             Estimated average burden
                                   FORM 12b-25               hours per response....2.50
                                                             --------------------------
                                                              -------------------------
                           NOTIFICATION OF LATE FILING              SEC FILE NUMBER
                                                                       001-31276
                                                              -------------------------
                                                              -------------------------
                                                                     CUSIP NUMBER
(Check One):  [_]Form 10-K [_]Form 20-F [_]Form 11-K
              [X]Form 10-Q [_]Form N-SAR                      -------------------------


     For Period Ended: March 31, 2002
                       ----------------------------------
     [_]  Transition Report on Form 10-K
     [_]  Transition Report on Form 20-F
     [_]  Transition Report on Form 11-K
     [_]  Transition Report on Form 10-Q
     [_]  Transition Report on Form N-SAR
     For the Transition Period Ended:
                                      ------------------------------------------

________________________________________________________________________________

  Read Instruction (on back page) Before Preparing Form. Please Print or Type.

      Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.
________________________________________________________________________________

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:


________________________________________________________________________________

PART I -- REGISTRANT INFORMATION

NorthWestern Energy, L.L.C.
________________________________________________________________________________
Full Name of Registrant

The Montana Power, L.L.C.
________________________________________________________________________________
Former Name If Applicable

40 E. Broadway
________________________________________________________________________________
Address of Principal Executive Office (Street and Number)

Butte, MT 59701-9394
________________________________________________________________________________
City, State and Zip Code

PART II -- RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

           (a) The reasons  described in  reasonable  detail in Part III of this
       |       form  could  not be  eliminated  without  unreasonable  effort or
       |       expense;
       |   (b) The subject annual report,  semi-annual report, transition report
       |       on Form 10-K, 20-F, 11-K or Form N-SAR, or portion thereof,  will
   [X] |       be filed  on or  before  the  15th  calendar  day  following  the
       |       prescribed  due  date;  or  the  subject   quarterly   report  or
       |       transition  report on Form 10-Q, or portion thereof will be filed
       |       on or before the fifth  calendar day following the prescribed due
       |       date; and
       |   (c) The  accountant's  statement  or other  exhibit  required by Rule
               12b-25(c) has been attached if applicable.




                                   Potential persons who are to respond to the
                                   collection of information contained in this
(Attach Extra Sheets if Needed)    form are not required to respond unless the
                                   form displays a currently valid OMB control number.

SEC 1344 (2-99)

PRELIMINARY NOTE

The Registrant's Quarterly Report on Form 10-Q for the quarter ended March 31, 2002 to which this Form 12b-25 relates was previously filed on May 20, 2002. This Form 12b-25 was previously filed on May 15, 2002, but due to a technical submission error, it was incorrectly filed with the CIK number of NorthWestern Corporation, the Registrant's parent, in the submission header rather than the Registrant's CIK number. This Form 12b-25 is now being refiled for the Registrant to place it on file under the Registrant's CIK number.

THE TEXT OF THE FORM 12b-25 FILED ON MAY 15, 2002 IS SET FORTH BELOW:

PART III -- NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period.

The Registrant was acquired by and became a wholly-owned subsidiary of NorthWestern Corporation ("NOR") on February 15, 2002, as disclosed by the Registrant on Form 8-K filed with the Commission on March 4, 2002. In connection with such acquisition transaction, the Registrant considered changing its accountants so that the Registrant and NOR would have the same accountants.
Following consideration of various factors, including time and expense, the Registrant decided not to change its accountants. As a result of such consideration process, the Registrant's accountants had insufficient time to conduct a quarterly review of its financial statements for the quarter ended March 31, 2002 to be able to deliver such financial statements in time for filing its Form 10-Q by the May 15, 2002 prescribed due date. The Registrant anticipates filing the Form 10-Q on or before May 20, 2002. Such delay cannot be eliminated without unreasonable effort and expense of the Registrant.


PART IV -- OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

                Ellen M. Senechal                  406             497-3000
     ----------------------------------------  -------------  ------------------
                      (Name)                    (Area Code)   (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).
                                                                 [X] Yes  [_] No
     ___________________________________________________________________________

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
                                                                 [_] Yes  [X] No

     If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.


________________________________________________________________________________


                          NorthWestern Energy, L.L.C.
         --------------------------------------------------------------
                  (Name of Registrant as Specified in Charter)

Has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.


Date   May 15, 2002                  By /s/ Ellen M. Senechal
    -----------------------------      -----------------------------------------
                                       Ellen M. Senechal
                                       Vice President, Chief Financial
                                       Officer and Treasurer



INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

                                   ATTENTION
----------------------------------           -----------------------------------
            Intentional misstatements or omissions of fact constitute
                Federal Criminal Violations (see 18 U.S.C. 1001).
--------------------------------------------------------------------------------